Portfolio of Investments
Columbia Global Energy and Natural Resources Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 91.4%
Issuer	Shares	Value ($)
Canada 10.3%
Enbridge, Inc.	142,607	4,638,081
First Quantum Minerals Ltd.	126,334	740,470
Suncor Energy, Inc.	227,141	3,904,875
TC Energy Corp.	73,819	3,326,774
Total		12,610,200
France 6.2%
Air Liquide SA	25,703	3,495,093
Arkema SA	12,373	1,084,992
Total SA	77,712	2,946,902
Total		7,526,987
Germany 2.7%
BASF SE(a)	40,385	2,198,068
Covestro AG(a)	30,505	1,134,085
Total		3,332,153
Ireland 3.7%
Linde PLC	22,461	4,544,759
Japan 1.9%
Mitsubishi Chemical Holdings Corp.	228,300	1,344,772
Mitsui Chemicals, Inc.	47,300	986,359
Total		2,331,131
Netherlands 0.9%
LyondellBasell Industries NV, Class A	17,699	1,128,488
Switzerland 1.3%
Clariant AG, Registered Shares(a)	81,360	1,502,443
United Kingdom 16.2%
BP PLC	1,645,319	6,291,601
Rio Tinto PLC	153,248	8,311,315
Royal Dutch Shell PLC, Class A	273,765	4,333,164
TechnipFMC PLC	108,633	803,884
Total		19,739,964
United States 48.2%
Albemarle Corp.	16,821	1,287,143
Avery Dennison Corp.	20,320	2,248,814
Chevron Corp.	130,256	11,944,475
ConocoPhillips Co.	152,393	6,427,937
Common Stocks (continued)
Issuer	Shares	Value ($)
Diamondback Energy, Inc.	32,438	1,381,210
Dow, Inc.	42,094	1,624,828
DuPont de Nemours, Inc.	51,472	2,611,175
Eastman Chemical Co.	35,529	2,418,814
EOG Resources, Inc.	63,585	3,240,927
Exxon Mobil Corp.	163,115	7,416,839
FMC Corp.	14,782	1,454,697
Freeport-McMoRan, Inc.	170,643	1,547,732
Livent Corp.(a)	148,651	1,001,908
Marathon Petroleum Corp.	42,397	1,489,831
Noble Energy, Inc.	117,146	1,022,685
Nucor Corp.	43,014	1,817,772
Steel Dynamics, Inc.	94,911	2,520,836
Valero Energy Corp.	58,276	3,883,513
Williams Companies, Inc. (The)	120,308	2,457,892
WPX Energy, Inc.(a)	196,014	1,111,399
Total		58,910,427
Total Common Stocks (Cost $134,435,149)		111,626,552

Exchange-Traded Alternative Strategies Funds 4.5%
	Shares	Value ($)
United States 4.5%
VanEck Vectors Gold Miners ETF	158,183	5,428,840
Total Exchange-Traded Alternative Strategies Funds (Cost $2,510,020)		5,428,840

Limited Partnerships 2.0%
Issuer	Shares	Value ($)
United States 2.0%
Enterprise Products Partners LP	74,201	1,417,239
Rattler Midstream LP	127,722	1,074,142
Total		2,491,381
Total Limited Partnerships (Cost $4,261,958)		2,491,381

Columbia Global Energy and Natural Resources Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Global Energy and Natural Resources Fund, May 31, 2020 (Unaudited)
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	1,733,598	1,733,772
Total Money Market Funds (Cost $1,733,207)		1,733,772
Total Investments in Securities (Cost $142,940,334)		121,280,545
Other Assets & Liabilities, Net		905,643
Net Assets		$122,186,188
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	367,123	28,616,829	(27,250,745)	565	1,733,772	(281)	18,923	1,733,598
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Merger
In February 2020, the Board of Trustees approved a proposal to reorganize Columbia Global Energy and Natural Resources Fund with and into Columbia Global Equity Value Fund (the Reorganization). The Reorganization is subject to certain conditions, including approval by shareholders of the Fund. A proxy statement/prospectus has been distributed to shareholders in April 2020, and a joint meeting of shareholders to consider the Reorganization will be held in June 2020. If approved by shareholders, the Reorganization is expected to occur shortly thereafter and is expected to be a tax-free reorganization for U.S. federal income tax purposes. Fund shareholders will not pay any sales charges as a result of the Reorganization.
2	Columbia Global Energy and Natural Resources Fund | Quarterly Report 2020